INTANGIBLE ASSETS, NET (Tables)	6 Months Ended
Jun. 30, 2021
INTANGIBLE ASSETS, NET
Schedule of Intangible Assets

	As of	As of	As of
	December 31,	June 30,	June 30,
	2020	2021	2021
	RMB	RMB	US$
Cost:
Computer software	28,424	30,246	4,686
License agreement	151,177	151,177	23,414
Internet domain name	1,512	2,481	384
Brand name	86,049	468,422	72,549
	267,162	652,326	101,033
Accumulated amortization:
Computer software	(23,154)	(25,324)	(3,922)
License agreement	(37,768)	(37,768)	(5,850)
Internet domain name	(837)	(896)	(139)
Brand name	(21,160)	(29,126)	(4,511)
	(82,919)	(93,114)	(14,422)

Impairment *:
Computer software	(3,547)	(3,547)	(549)
License agreement	(113,409)	(113,409)	(17,565)
Brand name	(64,889)	(64,889)	(10,050)
	(181,845)	(181,845)	(28,164)
Intangible assets, net	2,398	377,367	58,447

* The impairment of RMB181,845 is related to the acquired intangible assets of the Multi Group that were recognized during the year ended December 31, 2019.

Schedule of Estimated Amortization Expense

	RMB	US$

2021 remaining	19,382	3,002
2022	38,157	5,910
2023	37,885	5,868
2024	37,634	5,829
2025	37,623	5,827
2026 and thereafter	206,686	32,011

Total	377,367	58,447